Notes to the Balance Sheet - Intangible assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Line Items]
Contractual commitments for acquisition of intangible assets	€ 0
Accumulated depreciation, amortisation and impairment
Intangible Assets [Line Items]
Impairment	9,585	€ 7,875
Accumulated depreciation, amortisation and impairment | Internally Generated Intangible Assets
Intangible Assets [Line Items]
Impairment	€ 708	€ 7,806